PROVISION FOR INCOME TAXES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Federal net operating losses		$ 6,670,000	$ 3,225,628
Future taxable income		$ 2,870
Net operating loss carry forwards, description		net operating loss carry forwards (NOL), if not utilized, will expire in 2037 for federal purposes
U.S. federal corporate income tax rate	21.00%
Stock Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Federal net operating losses			1,448,240
Restricted Stock Option [Member] | Stock Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Federal net operating losses			$ 2,030,000